UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6174

MFS INSTITUTIONAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2008

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS INVESTMENT MANAGEMENT

MFS® Institutional Large Cap Value Fund

MFS® Institutional Trust
Semiannual report

12/31/08

ILV-SEM

MFS® INSTITUTIONAL LARGE CAP VALUE FUND

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

The market downturns and economic setbacks of late probably rank among the worst financial declines most of us have experienced. Inevitably, people may be questioning their commitment to investing. Still, it is important to remember that downturns are an inescapable part of the business cycle. Such troughs have been seen before, and if we can use history as a guide, market recoveries typically have followed.

Recent events have clearly shown us the value of certain types of investments. In this environment, two of the hallmarks of mutual funds — transparency and liquidity — have become critically important. Unlike some other types of investments, the operations of mutual funds are relatively transparent to their shareholders. With their daily redemption feature, mutual funds also generally provide easy, convenient access to one’s money. Through these recent market upheavals, this level of liquidity enhanced the ability of mutual fund investors to respond and modify their investments as they and their advisors saw fit — a flexibility that those in less liquid investments simply did not have at their disposal.

At MFS® we take particular pride in how well mutual funds can serve investors because we invented the mutual fund in the United States. Established in 1924, Massachusetts Investors Trust was the nation’s first fund. Recent market events only reinforce what we have learned through 85 years — that mutual funds provide unique features that are important to investors in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

February 17, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

Before investing, consider the fund’s investment objectives, risks, charges, and expenses. For a prospectus containing this and other information, contact your investment professional or view online. Read it carefully.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Lockheed Martin Corp.	4.5%
Philip Morris International, Inc.	4.0%
AT&T, Inc.	3.7%
TOTAL S.A., ADR	3.2%
MetLife, Inc.	2.9%
Allstate Corp.	2.7%
Oracle Corp.	2.7%
Exxon Mobil Corp.	2.6%
Chevron Corp.	2.3%
Bank of New York Mellon Corp.	2.2%

Equity sectors
Financial Services	18.7%
Energy	14.9%
Utilities & Communications	11.7%
Consumer Staples	11.6%
Industrial Goods & Services	10.9%
Health Care	7.9%
Technology	7.0%
Leisure	3.9%
Retailing	3.9%
Basic Materials	3.4%
Special Products & Services	3.0%
Autos & Housing	1.4%
Transportation	0.3%

Percentages are based on net assets as of 12/31/08.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund Expenses Borne by the Shareholders During the Period,

July 1, 2008 through December 31, 2008

As a shareholder of the fund, you incur ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2008 through December 31, 2008.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 7/01/08	Ending Account Value 12/31/08	Expenses Paid During Period (p) 7/01/08-12/31/08
Actual	0.55%	$1,000.00	$755.75	$2.43
Hypothetical (h)	0.55%	$1,000.00	$1,022.43	$2.80

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

PORTFOLIO OF INVESTMENTS – 12/31/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.6%
Aerospace – 8.5%
Lockheed Martin Corp.	18,980	$1,595,839
Northrop Grumman Corp.	17,540	790,002
United Technologies Corp.	11,170	598,712

		$2,984,553

Alcoholic Beverages – 1.8%
Diageo PLC, ADR	8,080	$458,459
Molson Coors Brewing Co.	3,880	189,810

		$648,269

Apparel Manufacturers – 1.4%
NIKE, Inc., “B”	9,710	$495,210

Automotive – 0.5%
Johnson Controls, Inc.	9,650	$175,244

Broadcasting – 3.1%
Omnicom Group, Inc.	15,930	$428,836
Walt Disney Co.	21,450	486,701
WPP PLC, ADR	5,980	176,948

		$1,092,485

Brokerage & Asset Managers – 1.1%
Franklin Resources, Inc.	2,870	$183,049
Invesco Ltd.	3,740	54,006
Merrill Lynch & Co., Inc.	13,420	156,209

		$393,264

Business Services – 3.0%
Accenture Ltd.	19,370	$635,142
Automatic Data Processing, Inc.	3,130	123,134
Visa, Inc.	2,580	135,321
Western Union Co.	10,650	152,721

		$1,046,318

Chemicals – 2.7%
3M Co.	6,390	$367,681
PPG Industries, Inc.	13,960	592,323

		$960,004

Computer Software – 2.6%
Oracle Corp. (a)	52,730	$934,903

Computer Software – Systems – 2.2%
Hewlett-Packard Co.	6,300	$228,627
International Business Machines Corp.	6,530	549,565

		$778,192

Construction – 0.9%
Sherwin-Williams Co.	5,550	$331,613

Consumer Goods & Services – 1.2%
Procter & Gamble Co.	6,758	$417,761

Electrical Equipment – 1.6%
Danaher Corp.	5,230	$296,070
W.W. Grainger, Inc.	3,310	260,960

		$557,030

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – 2.2%
Agilent Technologies, Inc. (a)	5,410	$84,558
Intel Corp.	48,120	705,439

		$789,997

Energy – Independent – 4.1%
Apache Corp.	6,560	$488,917
Devon Energy Corp.	7,220	474,426
EOG Resources, Inc.	4,530	301,607
Occidental Petroleum Corp.	3,160	189,568

		$1,454,518

Energy – Integrated – 10.3%
Chevron Corp.	10,793	$798,358
ConocoPhillips	5,600	290,080
Exxon Mobil Corp.	11,670	931,616
Hess Corp.	7,230	387,817
Marathon Oil Corp.	4,040	110,534
TOTAL S.A., ADR	20,120	1,112,636

		$3,631,041

Food & Beverages – 3.7%
J.M. Smucker Co.	2,808	$121,755
Kellogg Co.	3,450	151,283
Nestle S.A., ADR	14,585	579,025
Pepsi Bottling Group, Inc.	1,490	33,540
PepsiCo, Inc.	7,734	423,591

		$1,309,194

Food & Drug Stores – 1.6%
CVS Caremark Corp.	14,880	$427,651
Kroger Co.	4,600	121,486

		$549,137

Gaming & Lodging – 0.6%
Royal Caribbean Cruises Ltd.	15,880	$218,350

General Merchandise – 0.5%
Macy’s, Inc.	15,620	$161,667

Health Maintenance Organizations – 0.2%
WellPoint, Inc. (a)	1,980	$83,417

Insurance – 7.8%
Allstate Corp.	28,946	$948,271
Aon Corp.	2,840	129,731
Chubb Corp.	5,520	281,520
Genworth Financial, Inc.	24,250	68,628
MetLife, Inc.	29,750	1,037,085
Prudential Financial, Inc.	6,890	208,491
Travelers Cos., Inc.	1,660	75,032

		$2,748,758

Leisure & Toys – 0.2%
Hasbro, Inc.	2,560	$74,675

Machinery & Tools – 0.8%
Eaton Corp.	5,740	$285,335

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – 9.8%
Bank of America Corp.	21,790	$306,803
Bank of New York Mellon Corp.	27,956	791,993
Goldman Sachs Group, Inc.	7,400	624,486
JPMorgan Chase & Co.	20,390	642,897
PNC Financial Services Group, Inc.	5,780	283,220
State Street Corp.	13,170	517,976
SunTrust Banks, Inc.	2,440	72,078
Wells Fargo & Co.	7,590	223,753

		$3,463,206

Medical Equipment – 0.4%
Waters Corp. (a)	3,920	$143,668

Oil Services – 0.5%
National Oilwell Varco, Inc. (a)	6,510	$159,104

Pharmaceuticals – 7.3%
Abbott Laboratories	3,960	$211,345
GlaxoSmithKline PLC, ADR	4,880	181,878
Johnson & Johnson	8,960	536,077
Merck & Co., Inc.	22,100	671,840
Pfizer, Inc.	7,200	127,512
Roche Holding Ltd., ADR	1,880	143,914
Wyeth	18,930	710,064

		$2,582,630

Railroad & Shipping – 0.3%
Burlington Northern Santa Fe Corp.	1,230	$93,123

Specialty Chemicals – 0.7%
Air Products & Chemicals, Inc.	5,140	$258,388

Specialty Stores – 0.4%
Staples, Inc.	8,160	$146,227

Telecommunications – Wireless – 1.9%
America Movil S.A.B. de C.V., “L”, ADR	900	$27,891
Rogers Communications, Inc., “B”	5,940	178,675
Vodafone Group PLC, ADR	22,206	453,891

		$660,457

Telephone Services – 4.2%
AT&T, Inc.	46,300	$1,319,550
Verizon Communications, Inc.	4,280	145,092

		$1,464,642

Tobacco – 4.9%
Altria Group, Inc.	7,980	$120,179
Lorillard, Inc.	3,320	187,082
Philip Morris International, Inc.	32,340	1,407,113

		$1,714,374

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – 5.6%
Dominion Resources, Inc.	14,338	$513,874
Entergy Corp.	3,560	295,943
FPL Group, Inc.	6,470	325,635
PG&E Corp.	6,530	252,776
PPL Corp.	10,320	316,721
Public Service Enterprise Group, Inc.	9,080	264,864

		$1,969,813

Total Common Stocks (Identified Cost, $41,720,847)		$34,776,567

MONEY MARKET FUNDS (v) – 1.2%
MFS Institutional Money Market Portfolio, 0.37%, at Cost and Net Asset Value	415,991	$415,991

Total Investments (Identified Cost, $42,136,838)		$35,192,558

OTHER ASSETS, LESS LIABILITIES – 0.2%		83,108

Net Assets – 100.0%		$35,275,666

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See Notes to Financial Statements

5

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 12/31/08
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $41,720,847)	$34,776,567
Underlying funds, at cost and value	415,991
Total investments, at value (identified cost, $42,136,838)		$35,192,558
Cash	210
Dividends receivable	90,577
Receivable from investment adviser	12,603
Other assets	1,382
Total assets		$35,297,330
Liabilities
Payable to affiliates
Management fee	$1,031
Shareholder servicing costs	74
Administrative services fee	96
Payable for independent trustees’ compensation	44
Accrued expenses and other liabilities	20,419
Total liabilities		$21,664
Net assets		$35,275,666
Net assets consist of
Paid-in capital	$44,665,588
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(6,944,280)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(2,441,411)
Accumulated distributions in excess of net investment income	(4,231)
Net assets		$35,275,666
Shares of beneficial interest outstanding		5,055,460
Net asset value per share (net assets of $35,275,666 / 5,055,460 shares of beneficial interest outstanding)		$6.98

See Notes to Financial Statements

6

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 12/31/08
Net investment income
Income
Dividends	$595,067
Dividends from underlying funds	4,180
Total investment income		$599,247
Expenses
Management fee	$121,243
Shareholder servicing costs	4,707
Administrative services fee	8,823
Independent trustees’ compensation	1,741
Custodian fee	7,818
Shareholder communications	1,586
Auditing fees	21,468
Legal fees	777
Miscellaneous	13,684
Total expenses		$181,847
Fees paid indirectly	(2)
Reduction of expenses by investment adviser	(67,980)
Net expenses		$113,865
Net investment income		$485,382
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investment transactions (identified cost basis):
Non-affiliated issuers		$(1,936,580)
Change in unrealized appreciation (depreciation) on investments		$(10,232,567)
Net realized and unrealized gain (loss) on investments		$(12,169,147)
Change in net assets from operations		$(11,683,765)

See Notes to Financial Statements

7

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 12/31/08 (unaudited )	Year ended 6/30/08
Change in net assets
From operations
Net investment income	$485,382	$880,513
Net realized gain (loss) on investments and foreign currency transactions	(1,936,580)	7,971,582
Net unrealized gain (loss) on investments and foreign currency translation	(10,232,567)	(13,657,555)
Change in net assets from operations	$(11,683,765)	$(4,805,460)
Distributions declared to shareholders
From net investment income	$(912,669)	$(1,126,906)
From net realized gain on investments	—	(8,787,334)
Total distributions declared to shareholders	$(912,669)	$(9,914,240)
Change in net assets from fund share transactions	$207,284	$(19,779,255)
Total change in net assets	$(12,389,150)	$(34,498,955)
Net assets
At beginning of period	47,664,816	82,163,771
At end of period (including accumulated distributions in excess of net investment income of $4,231 and undistributed net investment income of $423,056, respectively)	$35,275,666	$47,664,816

See Notes to Financial Statements

8

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 12/31/08 (unaudited)		Years ended 6/30
			2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.49		$13.01	$11.26	$11.09	$10.40	$8.71
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.18	$0.23	$0.21	$0.19	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	(2.42)		(1.29)	2.39	1.06	1.16	1.66
Total from investment operations	$(2.32)		$(1.11)	$2.62	$1.27	$1.35	$1.84
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.27)	$(0.30)	$(0.24)	$(0.21)	$(0.15)
From net realized gain on investments	—		(2.14)	(0.57)	(0.86)	(0.45)	—
Total distributions declared to shareholders	$(0.19)		$(2.41)	$(0.87)	$(1.10)	$(0.66)	$(0.15)
Net asset value, end of period	$6.98		$9.49	$13.01	$11.26	$11.09	$10.40
Total return (%) (r)(s)	(24.42	)(n)	(10.59)	23.88	12.06	13.05	21.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	0.84	0.77	0.75	0.73	0.71
Expenses after expense reductions (f)	0.55	(a)	0.55	0.55	0.55	0.55	0.55
Net investment income	2.35	(a)	1.67	1.89	1.81	1.81	1.81
Portfolio turnover	21		31	27	50	36	69
Net assets at end of period (000 Omitted)	$35,276		$47,665	$82,164	$97,148	$111,696	$122,848

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

9

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Institutional Large Cap Value Fund (the fund) is a series of MFS Institutional Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

FASB Staff Position (FSP) 133-1 was implemented during the period. FSP 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by a third party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by a third party pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by a third party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third party pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by a third party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on third party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

10

Notes to Financial Statements (unaudited) – continued

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options. The following is a summary of the levels used as of December 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$35,192,558	$—	$—	$35,192,558
Other Financial Instruments	$—	$—	$—	$—

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended December 31, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and redemptions in-kind.

11

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

6/30/08
Ordinary Income (including any short term capital gains)	$1,786,747
Long-term capital gain	8,127,493
Total distributions	$9,914,240

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 12/31/08
Cost of investments	$42,221,567
Gross appreciation	1,486,451
Gross depreciation	(8,515,460)
Net unrealized appreciation (depreciation)	$(7,029,009)

As of 6/30/08
Undistributed ordinary income	$423,056
Post-October capital loss deferral	(420,102)
Net unrealized appreciation (depreciation)	3,203,558

The aggregate cost above includes prior fiscal year end tax adjustments.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund’s average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.55% of average daily net assets. This written agreement terminated on October 31, 2008. This management fee reduction amounted to $7,493, which is shown as a reduction of total expenses in the Statement of Operations. Effective November 1, 2008, the advisory agreement has been amended such that the management fee is computed daily and paid monthly at an annual rate of 0.55% of the fund’s average daily net assets. The management fee incurred for the six months ended December 31, 2008 was equivalent to an annual effective rate of 0.55% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay all of the fund’s operating expenses, exclusive of management fee, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until October 31, 2009. For the six months ended December 31, 2008, this reduction amounted to $60,399 and is reflected as a reduction of total expenses in the Statement of Operations.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund, for its services as shareholder servicing agent. For the six months ended December 31, 2008, the fee was $4,696, which equated to 0.0227% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended December 31, 2008, these costs amounted to $11.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended December 31, 2008 was equivalent to an annual effective rate of 0.0426% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can

12

Notes to Financial Statements (unaudited) – continued

terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended December 31, 2008, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $262 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $88, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $8,771,226 and $8,936,004, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 12/31/08		Year ended 6/30/08
	Shares	Amount	Shares	Amount
Shares sold	—	$—	31,858	$333,594
Shares issued to shareholders in reinvestment of distributions	135,411	912,669	926,565	9,914,240
Shares reacquired	(104,874)	(705,385)	(2,250,887)	(30,027,089)
Net change	30,537	$207,284	(1,292,464)	$(19,779,255)

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended December 31, 2008, the fund’s commitment fee and interest expense were $117 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds:	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	582,002	2,873,045	(3,039,056)	415,991

Underlying Funds:	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,180	$415,991

13

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2008 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2007 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the Fund’s total return performance in comparison to the performance of similar funds in its Lipper performance universe over the three-year period ended December 31, 2007, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s shares was in the 1st quintile for each of the one- and five-year periods ended December 31, 2007 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, regarding the Fund’s performance. After reviewing these and related factors, the Trustees

14

Board Review of Investment Advisory Agreement – continued

concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and total expense ratio as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS has agreed in writing to waive a portion of its advisory fee, which may not be changed without the Trustees’ approval, and that MFS has agreed to amend the Fund’s investment advisory agreement to reflect such waiver effective November 1, 2008. The Trustees also considered that MFS currently observes an expense limitation for the Fund. The Trustees considered that, according to the Lipper data (which takes into account the advisory fee waiver and expense limitation), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional separate accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional separate accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional separate accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is not currently subject to any breakpoints. Taking into account the advisory fee waiver and expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2008.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Institutional Trusts” in the “Institutional Capabilities and Products” section on the MFS Web site (mfs.com) for a U.S. Institutional Investor.

15

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

16

CONTACT US

Web site

mfs.com

Call

1-800-637-2262

Write

MFS Investment Management®

500 Boylston Street

Boston, MA 02116-3741

MFS® INVESTMENT MANAGEMENT

MFS® Institutional International Equity Fund

MFS® Institutional Trust
Semiannual report

12/31/08
IIE-SEM

MFS® INSTITUTIONAL INTERNATIONAL EQUITY FUND

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

The market downturns and economic setbacks of late probably rank among the worst financial declines most of us have experienced. Inevitably, people may be questioning their commitment to investing. Still, it is important to remember that downturns are an inescapable part of the business cycle. Such troughs have been seen before, and if we can use history as a guide, market recoveries typically have followed.

Recent events have clearly shown us the value of certain types of investments. In this environment, two of the hallmarks of mutual funds — transparency and liquidity — have become critically important. Unlike some other types of investments, the operations of mutual funds are relatively transparent to their shareholders. With their daily redemption feature, mutual funds also generally provide easy, convenient access to one’s money. Through these recent market upheavals, this level of liquidity enhanced the ability of mutual fund investors to respond and modify their investments as they and their advisors saw fit — a flexibility that those in less liquid investments simply did not have at their disposal.

At MFS® we take particular pride in how well mutual funds can serve investors because we invented the mutual fund in the United States. Established in 1924, Massachusetts Investors Trust was the nation’s first fund. Recent market events only reinforce what we have learned through 85 years — that mutual funds provide unique features that are important to investors in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

February 17, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

Before investing, consider the fund’s investment objectives, risks, charges, and expenses. For a prospectus containing this and other information, contact your investment professional or view online. Read it carefully.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	5.4%
Roche Holding AG	5.1%
LVMH Moet Hennessy Louis Vuitton S.A.	3.3%
Reckitt Benckiser Group PLC	3.2%
Canon, Inc.	3.1%
GDF Suez	2.9%
Linde AG	2.8%
Schneider Electric S.A.	2.8%
Kao Corp.	2.7%
AXA	2.6%

Equity sectors
Consumer Staples	18.6%
Health Care	13.7%
Financial Services	11.8%
Basic Materials	10.2%
Technology	9.1%
Utilities & Communications	6.6%
Energy	6.5%
Retailing	6.1%
Leisure	5.6%
Industrial Goods & Services	5.5%
Transportation	2.8%
Special Products & Services	2.0%

Country weightings
Switzerland	19.8%
France	19.8%
United Kingdom	16.2%
Japan	15.2%
Germany	9.8%
Netherlands	7.0%
Canada	1.2%
Mexico	1.2%
Singapore	1.1%
Other Countries	8.7%

Percentages are based on net assets as of 12/31/08.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund Expenses Borne by the Shareholders During the Period,

July 1, 2008 through December 31, 2008

As a shareholder of the fund, you incur ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2008 through December 31, 2008.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 7/01/08	Ending Account Value 12/31/08	Expenses Paid During Period (p) 7/01/08-12/31/08
Actual	0.75%	$1,000.00	$702.34	$3.22
Hypothetical (h)	0.75%	$1,000.00	$1,021.42	$3.82

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS – 12/31/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.5%
Alcoholic Beverages – 7.3%
Diageo PLC	3,034,954	$42,217,800
Grupo Modelo S.A. de C.V., “C”	2,822,300	8,922,287
Heineken N.V.	1,424,320	43,760,228
Pernod Ricard S.A.	430,616	31,932,479

		$126,832,794

Apparel Manufacturers – 5.4%
Burberry Group PLC	2,710,570	$8,693,365
Compagnie Financiere Richemont SA	816,206	15,846,275
Li & Fung Ltd.	6,603,000	11,314,268
LVMH Moet Hennessy Louis Vuitton S.A.	847,678	56,952,241

		$92,806,149

Biotechnology – 0.9%
Actelion Ltd. (a)	280,249	$15,783,992

Broadcasting – 2.5%
Vivendi S.A.	496,760	$16,173,351
WPP Group PLC	4,580,155	26,698,827

		$42,872,178

Brokerage & Asset Managers – 2.3%
Deutsche Boerse AG	225,800	$16,445,541
Julius Baer Holding Ltd.	627,625	24,143,303

		$40,588,844

Business Services – 0.9%
Infosys Technology Ltd.	665,660	$15,415,200

Chemicals – 2.3%
Givaudan S.A.	49,830	$39,253,949

Computer Software – 0.6%
SAP AG	283,800	$10,171,151

Conglomerates – 1.1%
Smiths Group PLC	1,526,086	$19,648,622

Consumer Goods & Services – 5.9%
Kao Corp.	1,533,000	$46,423,796
Reckitt Benckiser Group PLC	1,486,542	55,380,250

		$101,804,046

Electrical Equipment – 4.3%
Legrand S.A.	1,118,700	$21,495,768
OMRON Corp.	428,500	5,751,356
Schneider Electric S.A.	637,446	47,614,925

		$74,862,049

Electronics – 8.5%
ASML Holding N.V.	550,568	$9,824,946
Canon, Inc.	1,710,300	53,688,952
Hirose Electric Co. Ltd.	129,400	13,064,368
Hoya Corp.	1,550,400	26,933,298
Konica Minolta Holdings, Inc.	573,000	4,440,049
Samsung Electronics Co. Ltd.	44,790	16,264,044
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,108,836	16,659,804
Tokyo Electron Ltd.	165,500	5,812,073

		$146,687,534

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – 2.0%
INPEX Holdings, Inc.	4,332	$34,225,189

Energy – Integrated – 4.5%
Royal Dutch Shell PLC, “A”	1,331,770	$34,812,886
TOTAL S.A.	785,692	42,834,122

		$77,647,008

Food & Beverages – 5.4%
Nestle S.A.	2,349,449	$92,597,834

Food & Drug Stores – 0.7%
Tesco PLC	2,398,358	$12,495,233

Gaming & Lodging – 1.3%
Ladbrokes PLC	3,515,194	$9,401,127
William Hill PLC	4,012,645	12,480,531

		$21,881,658

Insurance – 4.3%
AXA	2,025,121	$45,149,489
QBE Insurance Group Ltd.	401,968	7,306,811
Swiss Reinsurance Co.	456,836	22,193,703

		$74,650,003

Machinery & Tools – 1.2%
Fanuc Ltd.	286,700	$20,389,831

Major Banks – 3.9%
Erste Bank der oesterreichischen Sparkassen AG	748,481	$17,546,239
HSBC Holdings PLC	1,439,300	13,775,863
Intesa Sanpaolo S.p.A	3,767,129	13,568,949
Standard Chartered PLC	1,483,861	18,968,653
Unibanco-Uniao de Bancos Brasileiros S.A., ADR	66,000	4,264,920

		$68,124,624

Medical Equipment – 2.6%
Sonova Holding AG	97,911	$5,906,875
Synthes, Inc.	312,844	39,545,421

		$45,452,296

Metals & Mining – 0.5%
BHP Billiton PLC	462,190	$8,706,215

Natural Gas – Distribution – 2.9%
GDF Suez	1,030,265	$51,025,970

Other Banks & Diversified Financials – 1.3%
Aeon Credit Service Co. Ltd.	1,070,000	$11,320,698
Komercni Banka A.S.	69,361	10,666,917

		$21,987,615

Pharmaceuticals – 10.2%
Bayer AG	651,920	$38,296,906
GlaxoSmithKline PLC	908,260	16,861,296
Merck KGaA	363,849	33,080,271
Roche Holding AG	569,270	87,629,833

		$175,868,306

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Printing & Publishing – 1.8%
Wolters Kluwer N.V.	1,618,350	$30,564,011

Railroad & Shipping – 1.2%
Canadian National Railway Co.	566,166	$20,812,262

Specialty Chemicals – 7.4%
Akzo Nobel N.V.	227,690	$9,389,335
L’Air Liquide S.A.	323,407	29,590,031
Linde AG	576,160	48,756,690
Shin-Etsu Chemical Co. Ltd.	883,300	40,513,322

		$128,249,378

Telecommunications – Wireless – 1.3%
America Movil S.A.B. de C.V., “L”, ADR	382,310	$11,847,787
MTN Group Ltd.	907,630	10,738,944

		$22,586,731

Telephone Services – 1.1%
Singapore Telecommunications Ltd.	10,690,050	$19,033,854

Trucking – 1.6%
TNT N.V.	1,423,380	$27,225,115

Utilities – Electric Power – 1.3%
E.ON AG	573,989	$23,210,497

Total Common Stocks (Identified Cost, $2,232,520,707)		$1,703,460,138

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS (v) – 1.3%
MFS Institutional Money Market Portfolio, 0.372%, at Cost and Net Asset Value	22,386,531	$22,386,531

Total Investments (Identified Cost, $2,254,907,238)		$1,725,846,669

OTHER ASSETS, LESS LIABILITIES – 0.2%		3,946,405

Net Assets – 100.0%		$1,729,793,074

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 12/31/08
Assets
Investments–
Non-affiliated issuers, at value (identified cost, $2,232,520,707)	$1,703,460,138
Underlying funds, at cost and value	22,386,531
Total investments, at value (identified cost, $2,254,907,238)	$1,725,846,669
Receivable for fund shares sold	$2,056,280
Interest and dividends receivable	3,268,846
Receivable from investment adviser	163,930
Other assets	29,124
Total assets		$1,731,364,849
Liabilities
Payable for investments purchased	$324,289
Payable for fund shares reacquired	847,075
Payable to affiliates
Management fee	68,097
Shareholder servicing costs	4,232
Administrative services fee	96
Payable for independent trustees’ compensation	739
Accrued expenses and other liabilities	327,247
Total liabilities		$1,571,775
Net assets		$1,729,793,074
Net assets consist of
Paid-in capital	$2,340,457,733
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(529,138,225)
Accumulated distributions in excess of net realized gain on investments and foreign currency transactions	(94,630,976)
Undistributed net investment income	13,104,542
Net assets		$1,729,793,074
Shares of beneficial interest outstanding		138,044,321
Net asset value per share (net assets of $1,729,793,074/138,044,321 shares of beneficial interest outstanding)		$12.53

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 12/31/08
Net investment income
Income
Dividends	$18,097,588
Interest	3,742,467
Dividends from underlying funds	160,724
Foreign taxes withheld	(926,168)
Total investment income		$21,074,611
Expenses
Management fee	$7,757,081
Shareholder servicing costs	234,950
Administrative services fee	179,242
Independent trustees’ compensation	29,823
Custodian fee	377,914
Shareholder communications	5,492
Auditing fees	22,041
Legal fees	23,914
Miscellaneous	78,023
Total expenses		$8,708,480
Fees paid indirectly	(141)
Reduction of expenses by investment adviser	(880,571)
Net expenses		$7,827,768
Net investment income		$13,246,843
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investments transactions:
Non-affiliated issuers	$(81,054,055)
Foreign currency transactions	(408,193)
Net realized gain (loss) on investments and foreign currency transactions		$(81,462,248)
Change in unrealized appreciation (depreciation)
Investments	$(707,112,875)
Translation of assets and liabilities in foreign currencies	(139,337)
Net unrealized gain (loss) on investments and foreign currency translation		$(707,252,212)
Net realized and unrealized gain (loss) on investments and foreign currency		$(788,714,460)
Change in net assets from operations		$(775,467,617)

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 12/31/08 (unaudited )	Year ended 6/30/08
Change in net assets
From operations
Net investment income	$13,246,843	$51,341,419
Net realized gain (loss) on investments and foreign currency transactions	(81,462,248)	78,100,284
Net unrealized gain (loss) on investments and foreign currency translation	(707,252,212)	(338,375,809)
Change in net assets from operations	$(775,467,617)	$(208,934,106)
Distributions declared to shareholders
From net investment income	$(42,696,176)	$(52,744,061)
From net realized gain on investments	(23,085,862)	(180,560,315)
Total distributions declared to shareholders	$(65,782,038)	$(233,304,376)
Change in net assets from fund share transactions	$(56,540,312)	$291,716,675
Total change in net assets	$(897,789,967)	$(150,521,807)
Net assets
At beginning of period	2,627,583,041	2,778,104,848
At end of period (including undistributed net investment income of $13,104,542 and $42,553,875, respectively)	$1,729,793,074	$2,627,583,041

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 12/31/08 (unaudited)		Years ended 6/30
			2008	2007	2006	2005	2004

Net asset value, beginning of period	$18.56		$21.71	$19.22	$15.48	$14.73	$11.61
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.37	$0.45	$0.68	$0.26	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	(5.64)		(1.80)	4.16	3.72	1.34	2.97
Total from investment operations	$(5.54)		$(1.43)	$4.61	$4.40	$1.60	$3.18
Less distributions declared to shareholders
From net investment income	$(0.32)		$(0.39)	$(0.54)	$(0.20)	$(0.17)	$(0.06)
From net realized gain on investments	(0.17)		(1.33)	(1.58)	(0.46)	(0.68)	—
Total distributions declared to shareholders	$(0.49)		$(1.72)	$(2.12)	$(0.66)	$(0.85)	$(0.06)
Net asset value, end of period	$12.53		$18.56	$21.71	$19.22	$15.48	$14.73
Total return (%) (r)(s)	(29.77	)(n)	(7.28)	25.00	28.89	10.72	27.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	(a)	0.82	0.83	0.86	0.92	0.92
Expenses after expense reductions (f)	0.75	(a)	0.75	0.75	0.75	0.75	0.75
Net investment income	1.27	(a)	1.81	2.21	3.82	1.68	1.57
Portfolio turnover	10		33	42	45	45	53
Net assets at end of period (000 Omitted)	$1,729,793		$2,627,583	$2,778,105	$1,963,531	$1,036,607	$604,987

(a)	Annualized.

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Institutional International Equity Fund (the fund) is a series of MFS Institutional Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

FASB Staff Position (FSP) 133-1 was implemented during the period. FSP 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by a third party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by a third party pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by a third party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third party pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by a third party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on third party pricing services or other information (such as the correlation with price movements of similar securities in the same or other

Notes to Financial Statements (unaudited) – continued

markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options. The following is a summary of the levels used as of December 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$134,099,891	$1,591,746,778	$—	$1,725,846,669
Other Financial Instruments	$—	$—	$—	$—

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. Security lending activity through Chase is further collateralized by an irrevocable standby letter of credit. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At December 31, 2008, there were no securities on loan.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended December 31, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and foreign taxes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

6/30/08
Ordinary income (including any short-term capital gains)	$65,549,622
Long-term capital gain	167,754,754
Total Distributions	$233,304,376

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 12/31/08
Cost of investments	$2,267,550,256
Gross appreciation	47,447,800
Gross depreciation	(589,151,387)
Net unrealized appreciation (depreciation)	$(541,703,587)

As of 6/30/08
Undistributed ordinary income	$42,690,612
Undistributed long-term capital gain	23,080,215
Other temporary differences	(595,121)
Net unrealized appreciation (depreciation)	165,409,290

The aggregate cost above includes prior fiscal year end tax adjustments.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets. The investment advisor has agreed in writing to reduce its management fee to 0.70% of average daily net assets in excess of $1.0 billion up to $2.5 billion and 0.65% of average daily net assets in excess of $2.5 billion. This agreement terminated on October 31, 2008. This management fee reduction amounted to $219,772, which is shown as a reduction of total expenses in the Statement of Operations.

Effective November 1, 2008, the advisory agreement has been amended such that the management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Next $1.5 billion of average daily net assets	0.70%
Average daily net assets in excess of $2.5 billion	0.65%

Notes to Financial Statements (unaudited) – continued

The management fee incurred for the six months ended December 31, 2008 was equivalent to an annual effective rate of 0.72% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment related expenses, such that total annual fund operating expenses do not exceed 0.75% of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until October 31, 2009. For the six months ended December 31, 2008, this reduction amounted to $656,184 and is reflected as a reduction of total expenses in the Statement of Operations.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund, for its services as shareholder servicing agent. For the six months ended December 31, 2008, the fee was $234,128, which equated to 0.0225% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended December 31, 2008, these costs amounted to $822.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended December 31, 2008 was equivalent to an annual effective rate of 0.0172% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended December 31, 2008, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $13,085 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $4,615, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $205,180,177 and $334,961,401, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 12/31/08		Year ended 6/30/08
	Shares	Amount	Shares	Amount
Shares sold	10,142,153	$148,390,336	32,688,281	$668,734,546
Shares issued to shareholders in reinvestment of distributions	4,467,734	54,640,383	10,150,670	205,957,106
Shares reacquired	(18,151,504)	(259,571,031)	(29,209,802)	(582,974,977)
Net change	(3,541,617)	$(56,540,312)	13,629,149	$291,716,675

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established

Notes to Financial Statements (unaudited) – continued

uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended December 31, 2008, the fund’s commitment fee and interest expense were $6,158 and $4,970, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,150,101	179,652,836	(166,416,406)	22,386,531

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$160,724	$22,386,531

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2008 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2007 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the Fund’s total return performance in comparison to the performance of similar funds in its Lipper performance universe over the three-year period ended December 31, 2007, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s shares was in the 4th quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2007 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel

Board Review of Investment Advisory Agreement – continued

during the course of the year, regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and total expense ratio as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees noted that MFS has agreed in writing to waive a portion of its advisory fee on average daily net assets between $1 billion and $2.5 billion and on average daily assets in excess of $2.5 billion, which may not be changed without the Trustees’ approval, and that MFS currently observes an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data (which takes into account the advisory fee waiver and current expense limitation), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional separate accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional separate accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional separate accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is currently subject to the breakpoints described above and that MFS has agreed to amend the Fund’s investment advisory agreement to reflect such breakpoints effective November 1, 2008. The Trustees concluded that the existing breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2008.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Institutional Trusts” in the “Institutional Capabilities and Products” section on the MFS Web site (mfs.com) for a U.S. Institutional Investor.

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

Web site

mfs.com

Call

1-800-637-2262

Write

MFS Investment Management®

500 Boylston Street

Boston, MA 02116-3741

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS INSTITUTIONAL TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: February 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: February 19, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 19, 2009

*	Print name and title of each signing officer under his or her signature.